Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
A summary of the status and changes of the unvested shares of restricted stock under the 2016 Plan is presented below.

	Number of Unvested Restricted Shares	Weighted Average Grant-Date Fair Value
Unvested shares as of October 19, 2016	—	$—
Granted	298,335	14.97
Vested	(11,110)	(14.69)
Forfeited	(4,445)	(15.00)
Unvested shares as of December 31, 2016	282,780	$14.98